Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Convertible Notes

Based upon the balances as of March 31, 2018, the convertible notes and the related interest will come due in the following years:

	Principal	Interest	Total
2018	$-	$-	$-
2019	-	-	-
2020	398,825	47,320	446,145
2021	71,500	16,078	87,578
2022	30,000	5,346	35,346
Total	$500,325	$68,744	$569,069

Based upon the balances as of December 31, 2017, the convertible notes and the related interest will come due in the following years:

	Principal	Interest	Total
2018	$-	$-	$-
2019	-	-	-
2020	398,825	36,030	434,855
2021	71,500	12,905	84,405
2022	30,000	4,014	34,014
Total	$500,325	$52,949	$553,274